RELATED PARTY TRANSACTIONS	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On June 10, 2020, the Company issued an aggregate of 2,875,000 shares of Class B common stock to the Sponsor (the “Founder Shares”) for an aggregate price of $25,000. On June 30, 2020, the Sponsor transferred 30,000 Founder Shares to each of its three independent directors, or an aggregate of 90,000 Founder Shares, resulting in the Sponsor holding an aggregate of 2,785,000 Founder Shares. The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, 375,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On June 10, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000, of which $99,627 was outstanding under the Promissory Note as of September 9, 2020. The Promissory Note was non-interest bearing and payable on the earlier of June 10, 2021 or the consummation of the Initial Public Offering. The Promissory Note was repaid in full on September 15, 2020.

Related Party Loans

In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit. The units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2021, there were no amounts outstanding under the Working Capital Loans.

Administrative Support Agreement

The Company entered into an agreement, commencing on September 3, 2020, to pay an affiliate of the Sponsor a total of up to $10,000 per month for office space, secretarial and administrative support. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the three months ended March 31, 2021, the Company incurred and paid $30,000 in fees for these services.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On June 10, 2020, the Company issued an aggregate of 2,875,000 shares of Class B common stock to the Sponsor (the “Founder Shares”) for an aggregate price of $25,000. On June 30, 2020, the Sponsor transferred 30,000 Founder Shares to each of its three independent directors, or an aggregate of 90,000 Founder Shares, resulting in the Sponsor holding an aggregate of 2,785,000 Founder Shares. The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding shares after the Initial Public Offering (not including the Private Placement Shares). As a result of the underwriters’ election to fully exercise their over-allotment option, 375,000 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30‑trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Promissory Note — Related Party

On June 10, 2020, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $300,000, of which $99,627 was outstanding under the Promissory Note as of September 9, 2020. The Promissory Note was non-interest bearing and payable on the earlier of June 10, 2021 or the consummation of the Initial Public Offering. The Promissory Note was repaid in full on September 15, 2020.

Related Party Loans

In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into units upon consummation of the Business Combination at a price of $10.00 per unit. The units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

Administrative Support Agreement

The Company entered into an agreement, commencing on September 3, 2020, to pay an affiliate of the Sponsor a total of up to $10,000 per month for office space, secretarial and administrative support. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For the period from June 10, 2020 (inception) through December 31, 2020, the Company incurred and paid $40,000 in fees for these services.

Q S I Operations Inc
RELATED PARTY TRANSACTIONS

11. RELATED PARTY TRANSACTIONS

The Company utilizes and subleases office and laboratory space in a building owned by a related party. The Company paid $80 for this space for the three months ended March 31, 2021 and 2020.

The Company utilizes and subleases other office and laboratory spaces from 4Catalyzer Corporation (“4C”), a company under common ownership. The Company paid $73 and $46 for these spaces for the three months ended March 31, 2021 and 2020, respectively.

The Company also makes payments to 4C to prefund the acquisition of capital assets and these amounts are included in Other assets - related party on the condensed balance sheets. Such prepaid advances were $738 at March 31, 2021 and December 31, 2020.

The Company was a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. The Company entered into a First Addendum to the ARTSA on February 17, 2021 pursuant to which the Company agreed to terminate its participation under the ARTSA no later than immediately prior to the effective time of the business combination, resulting in the termination of the Company’s participation under the ARTSA on June 10, 2021. Under the ARTSA, The Company and the other participant companies agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of the participant and subject to certain restrictions on use. The ARTSA also provides for 4C to perform certain services for the Company and each other participant company such as monthly administrative, management and technical consulting services to the Company which were pre-funded approximately once a quarter. The Company incurred expenses of $535 and $380 during the three months ended March 31, 2021 and 2020, respectively. The amounts advanced and due from 4C at March 31, 2021 and December 31, 2020, related to operating expenses was $0 and $13, respectively, and is included in Due from related parties on the condensed balance sheets.

The ARTSA also provides for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, which include payments made to third parties on behalf of the Company. The amounts remaining payable at March 31, 2021 and December 31, 2020 are $13 and $28, respectively, and are included in the Due to related parties on the Company’s condensed balance sheets. In addition, the Company has transactions with these other entities under common ownership which include payments made by the Company to third parties on behalf of the other entities and the amounts remaining payable at March 31, 2021 and December 31, 2020 are in the aggregate $88 and $69, respectively, and are reflected in the Due from related parties on the Company’s condensed balance sheets. All amounts are paid or received throughout the year within 30 days after the end of each month.

The Company had promissory notes with the President and Chief Operating Officer and other Company employees in amounts totaling $0 and $150 as of March 31, 2021 and December 31, 2020, respectively.

12.   RELATED PARTY TRANSACTIONS

The Company utilizes and subleases office and laboratory space in a building owned by a related party. The Company paid $322 and $322 for this space in 2020 and 2019, respectively.

The Company utilizes and subleases other office and laboratory spaces from 4Catalyzer Corporation (“4C”), a company under common ownership. The Company paid $155 and $224 for these spaces in 2020 and 2019, respectively.

The Company also makes payments to 4C to prefund the acquisition of capital assets and these amounts are included in Other assets — related party on the balance sheet. Such prepaid advances were $738 and $844 at December 31, 2020 and 2019, respectively.

The Company is a party to an Amended and Restated Technology Services Agreement (the “ARTSA”), most recently amended on November 11, 2020, by and among 4C, the Company and other participant companies controlled by the Rothberg family. Under the ARTSA, Quantum-Si and the other participant companies agreed to share certain non-core technologies, which means any technologies, information or equipment owned or otherwise controlled by the participant company that are not specifically related to the core business area of  the participant and subject to certain restrictions on use. The ARTSA also provides  for 4C to perform certain services for Quantum-Si and each other participant company such as monthly administrative, management and technical consulting services to the Company which are pre-funded approximately once a quarter. The Company incurred expenses of  $1,516 and $2,214 during the years ended December 31, 2020 and 2019 respectively. The amounts advanced and due from 4C at December 31, 2020 and 2019, related to operating expenses was $13 and $423, respectively, and is included in Due from related parties on the balance sheets.

The ARTSA also provides for the participant companies to provide other services to each other. The Company also has transactions with other entities under common ownership, which include payments made to third parties on behalf of the Company. The amounts remaining payable at December 31, 2020 and 2019 are $28 and $44, respectively, and are included in the due to related parties on the Company’s balance sheets. In addition, the Company has transactions with these other entities under common ownership which include payments made by the Company to third parties on behalf of the other entities and the amounts remaining payable at the end of each calendar year are in the aggregate $69 and $15, and are reflected in the due from related parties on the Company’s balance sheets at December 31, 2020 and 2019, respectively. All amounts are paid or received throughout the year within 30 days after the end of each month.

The Company has promissory notes with the President and Chief Operating Officer and other Company employees in amounts totaling $150 and $170 as of December 31, 2020 and 2019, respectively. The promissory notes bear interest at a rate ranging between 0.65% and 2.37% per annum and have maturity dates through June 1, 2021.